Operating lease and other commitments (Details 1) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Operating lease liability , beginning balance	$ 147,036
Operating lease liability, renewed office lease	144,169
Operating lease liability, repayments of lease liability	(207,060)
Operating Lease Liability Other	7,655
Operating lease liability, ending balance	91,800
Lease liability due within one year	91,800
Lease liability long term	$ 0